CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of concentration of credit risk
Customers accounting for 10% or more of total revenue are:

	For the years ended December 31,
Customer	2015	2016	2017

A	28.4%	*	*
B	*	20.4%	*
C	*	*	22.6%

Customers accounting for 10% or more of accounts receivable are:

	As of December 31,
Customer	2016	2017

A	37.3%	*
B	19.0%	*
C	17.2%	12.7%
D	11.9%	*
E	*	59.4%

*	Less than 10%